Consolidated Statements of Changes in Shareholders' (Deficit) Equity (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Statement of Stockholders' Equity [Abstract]
Issuance of ordinary shares for initial public offering ("USIPO"), net of issuance cost	¥ 31,785